RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	10,727,376	9,830,183	8,158,452
Granted	720,000	5,630,000	2,160,000
Exercised			322,272
Fortified	(539,176)	(4,732,807)	(165,997)
Outstanding at end of year	10,908,200	10,727,376	9,830,183
Class A Ordinary shares [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	5,719,706	5,719,706
Granted
Shares purchased during the year	3,420,000
Expired
Fortified
Outstanding at end of year	9,139,706	5,719,706	5,719,706
Share Option [Member] | Directors' and Company Secretary's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	8,770,004	7,655,004
Granted		5,150,000
Shares purchased during the year
Expired	(115,000)	(315,000)
Fortified		(3,720,000)
Outstanding at end of year	8,655,004	8,770,004	7,655,004